ENVIRONMENTAL REHABILITATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure of interest in funds [text block] [Abstract]
Environmental rehabilitation provision	$ 12,300	$ 10,500
Average discount rate	3.01%	3.39%
Reclamation expenditures amount	$ 500	$ 200
Reclamation deposit paid	$ 293	460
Received reclamation deposit		$ 1,900